Trade Receivables - Summary of Trade Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	$ 118,077	$ 72,646	$ 40,649
Non-current trade receivables	15,325	23,508	2,210
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	124,657	75,422	41,972
Non-current trade receivables	15,325	23,508	2,210
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables	$ (6,580)	$ (2,776)	$ (1,323)